NATURE OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Oct. 28, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION
NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
NCI Building Systems, Inc. (together with its subsidiaries, unless otherwise indicated, the “Company,” “we,” “us” or “our”) is one of North America’s largest integrated manufacturers and marketers of metal products for the nonresidential construction industry. We provide metal coil coating services and design, engineer, manufacture and market metal components and engineered building systems primarily used in nonresidential construction. We manufacture and distribute extensive lines of metal products for the nonresidential construction market under multiple brand names through a broad network of manufacturing facilities and distribution centers. We sell our products primarily for use in new construction activities and also in repair and retrofit activities, mostly in North America.
On July 17, 2018, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Ply Gem Parent, LLC (“Ply Gem”), and for certain limited purposes as set forth in the Merger Agreement, Clayton, Dubilier & Rice, LLC (“CD&R”), pursuant to which, at the closing of the merger, Ply Gem would be merged with and into NCI, with NCI continuing its existence as a corporation organized under the laws of the State of Delaware (the “Merger”). On November 15, 2018, at a special meeting of shareholders of NCI, NCI’s shareholders approved, among other items, the Merger Agreement and the issuance in the Merger of 58,709,067 shares of NCI common stock, par value $0.01 per share (“NCI Common Stock”) in the aggregate, on a pro rata basis, to the holders of all of the equity interests in Ply Gem (the “Stock Issuance”), representing approximately 47% of the total number of shares of NCI Common Stock outstanding following the consummation of the Merger on November 16, 2018 (the “Closing Date”). The total value of shares of NCI Common Stock issued pursuant to the Stock Issuance was approximately $713.9 million based on the number of shares issued multiplied by the NCI Common Stock closing share price of $12.16 on the Closing Date. There are approximately 70,834 shares of NCI Common Stock of the original 58,709,067 that have not yet been issued pending holder identification and have been accrued as purchase consideration within other current liabilities in the consolidated balance sheet at December 31, 2018. For accounting and legal purposes, NCI was the accounting and legal acquirer of Ply Gem.
Subsequent to the Merger, we have three reportable segments: (i) Commercial; (ii) Siding; and (iii) Windows. The Commercial segment includes the operating results of the legacy NCI businesses - Engineered Building Systems; Metal Components; Insulated Metal Panels; and Metal Coil Coating, which operate primarily in the nonresidential construction market. The Siding and Windows segments, which result from the Merger will include the operating results of the legacy Ply Gem operating segments. For the fiscal year ended October 28, 2018 there were no operations within the Siding and Windows segments.
Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker to make decisions about how to allocate resources to the segment and assess the performance of the segment. We market the products in each of our operating segments nationwide primarily through a direct sales force and, in the case of our Engineered Building Systems business, through authorized builder networks.
Basis of Presentation
Our consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All intercompany accounts, transactions and profits arising from consolidated entities have been eliminated in consolidation.
Fiscal Year
We use a 52/53 week fiscal year ending on the Sunday closest to October 31. The year end for fiscal 2018 is October 28, 2018. Fiscal years 2018, 2017, and 2016 were 52-week fiscal years.
On November 16, 2018, the board of directors of the Company approved a change to the Company’s fiscal year from a 52/53 week year with the Company’s fiscal year end on the Sunday closest to October 31 to a fiscal year of the 12 month period of January 1 to December 31 of each calendar year, to commence with the fiscal year ending December 31, 2019. The Company will file a transition report on Form 10-Q on or before February 11, 2019 that will cover the transition period from October 29, 2018 to December 31, 2018.